OTHER LIABILITIES	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Other Liabilities	Other Liabilities

	Notes	December 31, 2023	December 31, 2022
Hedge derivatives	21(c)(i)	$9.2	$4.8
Non-hedge derivatives		1.9	13.9
Yatela liability	(a)	18.5	18.5
Other liabilities		—	1.0
		$29.6	$38.2
Current portion of other liabilities		$29.6	$18.6
Non-current portion of other liabilities		—	19.6
		$29.6	$38.2
(a)Yatela liability
On February 14, 2019, Sadiola Exploration Limited ("SADEX"), a subsidiary jointly held by the Company and AGA, entered into a share purchase agreement with the Government of Mali, as amended from time to time, whereby SADEX agreed to sell to the Government of Mali its 80% participation in Société d’Exploitation des Mines d’Or de Yatela ("Yatela"), for a consideration of $1. The transaction remains subject to the fulfillment of a number of conditions precedent as specified in the transaction. As part of the transaction, and upon its completion, SADEX will make a one-time payment of approximately $37.0 million to the dedicated state account, corresponding to the estimated costs of completing the rehabilitation and closure of the Yatela mine, and also financing certain outstanding social programs. Upon completion and this payment being made, SADEX and its affiliated companies will be released of all obligations relating to the Yatela mine. The Company will fund approximately $18.5 million of the payment. The Company continues to fund its proportionate share of expenditures for Yatela.